Recently Issued Accounting Standards	12 Months Ended
Dec. 31, 2022
Accounting Changes and Error Corrections [Abstract]
Recently Issued Accounting Standards	Recently Issued Accounting Standards
Recently Issued Accounting Standards Adopted
The FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting in March 2020. The FASB subsequently issued ASU 2021-01, Reference Rate Reform (Topic 848): Scope in January 2021, which clarified the guidance, and ASU 2022-06, Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848, which defers the sunset date of Topic 848 from December 31, 2022 to December 31, 2024. Neither ASU materially changed the guidance or its applicability to the Company. The amendments provide temporary optional expedients and exceptions for applying U.S. GAAP to contract modifications, hedging relationships, and other transactions to ease the potential accounting and financial reporting burden associated with transitioning away from reference rates that are expected to be discontinued, including the London Interbank Offered Rate (“LIBOR”). ASU 2020-04 is effective for the Company as of March 12, 2020 and generally can be applied through December 31, 2024. On June 17, 2022, the Company entered into an amendment to its primary credit facility, which, among other things, provided for the use of a USD currency LIBOR successor rate (the Term Secured Overnight Financing Rate (“Term SOFR”)). See Note 20 of Notes to Consolidated Financial Statements.